UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:    December 31

Date of reporting period:    December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Annual Report — December 31, 2021

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Justin Berger, CFA	Brett Kearney, CFA
Chief Investment Officer	Portfolio Manager	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BA, Yale University	BS, Washington and Lee
	MBA, University of	MBA, Wharton School,	University
	Notre Dame	University of Pennsylvania	MBA, Columbia Business
School

To Our Shareholders,

For the year ended December 31, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 17.5% compared with a total return of 17.7% for the Standard & Poor’s (S&P) 500 Utilities Index (SPU). Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2021.

Investment Objective and Strategy (Unaudited)

The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and internet and that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that the Fund’s investment adviser, Gabelli Funds, LLC, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments, and looks for companies that have proven dividend records and sound financial structures.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead,. the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

We attribute the relative performance in 2021 to investor fear of missing out (FOMO) on the ongoing raging bull market and, to a lesser degree, inflation fears, higher gas prices, and higher interest rates (the 10-year U.S. Treasury yield rose to 1.5% from 0.9%). Since the bottom of the 2020 COVID crash on March 23, 2020, the SPU has returned 69%, compared with a 119% return for the S&P 500. While utilities have not kept pace with the broader market, the sector delivered a solid three year annualized total return of 14.3%, which reflects healthy financial results, strong earnings outlook, and improving ESG profiles.

In 2021, many of the top performing utility stocks were laggards in 2020, including gas utilities and energy-related utilities. Top performing Otter Tail Power (2.16% of net assets as of December 31, 2021) reached all-time highs driven by extraordinary supply-chain related margins at its non-regulated plastics business. Energy-oriented utilities National Fuel Gas (5.07%), Southwest Gas (2.94%), and ONEOK (1.37%) rebounded on higher prices and improved investor sentiment. Notably, the S&P 500 Energy Index rose 49% following a 37% decline in 2020. Many gas utilities and midstream companies have implemented ESG strategies, methane/carbon reduction targets, and sustainability reports. NextEra Energy (0.36%) continued its long run of outperformance driven by earnings growth at both Florida Power & Light and their renewable energy development subsidiary. NextEra was one of the few clean energy developers with a positive 2021 total return.

Portfolio detractors included Pinnacle West (1.05%) and PNM Resources (2.65%) Both stocks suffered from poor regulatory decisions, including Pinnacle West’s unconstructive Arizona rate case and the New Mexico Public Relation Commission’s denial of the Avangrid merger with PNM.

The November 2021 Infrastructure Investment and Jobs Act included some clean energy benefits, but the major items are now attached to the Build Back Better bill (BBB) and postponed until at least early 2022, including numerous tax incentives (expansions, extensions) for wind, solar, batteries, nuclear, green hydrogen, carbon capture, transmission, and more. The outlook for clean energy development remains favorable and many of the elements in BBB would further enhance the outlook.

Thank you for your investment in The Gabelli Utilities Fund.

We appreciate your confidence and trust.

Comparative Results

Average Annual Returns through December 31, 2021 (a) (Unaudited)

Average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

						Since
						Inception
	1 Year	3 Year	5 Year	10 Year	15 Year	(8/31/99)
Class AAA (GABUX)	17.49%	10.45%	7.51%	7.72%	6.43%	7.66%
S&P 500 Utilities Index (b)	17.67	14.32	11.76	11.06	8.55	7.71
Lipper Utility Fund Average	15.37	12.20	10.02	9.73	7.40	7.16
Class A (GAUAX)	17.35	10.40	7.49	7.71	6.44	7.67
With sales charge (c)	10.61	8.25	6.22	7.07	6.02	7.39
Class C (GAUCX)	16.32	9.54	6.67	6.90	5.63	6.98
With contingent deferred sales charge (d)	15.32	9.54	6.67	6.90	5.63	6.98
Class I (GAUIX)	17.66	10.69	7.75	7.98	6.67	7.82

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. See page 12 for the expense ratios for the year ended December 31, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75%, and 1.00% respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE GABELLI UTILITIES FUND (CLASS AAA SHARES), S&P 500 UTILITIES INDEX, AND LIPPER
UTILITY FUND AVERAGE (Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	17.49%	7.51%	7.72%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2021 through December 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2021.

	Beginning Account Value 07/01/21	Ending Account Value 12/31/21	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,086.40	1.36%	$ 7.15
Class A	$1,000.00	$1,087.00	1.36%	$ 7.15
Class C	$1,000.00	$1,081.90	2.11%	$ 11.07
Class I	$1,000.00	$1,087.30	1.11%	$ 5.84
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.35	1.36%	$ 6.92
Class A	$1,000.00	$1,018.35	1.36%	$ 6.92
Class C	$1,000.00	$1,014.57	2.11%	$ 10.71
Class I	$1,000.00	$1,019.61	1.11%	$ 5.65

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of December 31, 2021:

The Gabelli Utilities Fund

Energy and Utilities	81.5%
Communications	12.0%
Other	5.8%
U.S. Government Obligations	0.6%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — December 31, 2021

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.2%
	ENERGY AND UTILITIES — 81.4%
	Alternative Energy — 1.0%
380,000	Algonquin Power & Utilities
	Corp	$2,195,746	$5,488,438
48,359	Brookfield Renewable Corp. ,
	Cl. A	1,246,545	1,781,062
15,000	Clearway Energy Inc., Cl. C	385,236	540,450
37,500	Eos Energy Enterprises
	Inc.†	382,932	282,000
2,000	Fluence Energy Inc.†	66,276	71,120
6,500	Landis+Gyr Group AG	445,537	440,491
93,063	NextEra Energy Partners LP	2,899,581	7,854,517
70,000	Ormat Technologies Inc.	1,795,788	5,551,000
13,000	Siemens Gamesa
	Renewable Energy SA†	228,800	311,846
		9,646,441	22,320,924

	Diversified Industrial — 0.8%
7,500	AECOM	250,999	580,125
70,207	AZZ Inc.	2,865,079	3,881,745
350	Eaton Corp. plc	52,475	60,487
990	Ingersoll Rand Inc.	50,213	61,252
67,580	ITT Inc.	1,342,443	6,906,000
320,633	Mueller Water Products
	Inc., Cl. A	1,591,441	4,617,115
27,000	Park-Ohio Holdings Corp.	536,511	571,590
		6,689,161	16,678,314
	Electric Integrated — 51.4%
290,000	ALLETE Inc.	10,372,881	19,241,500
177,000	Alliant Energy Corp.	3,221,377	10,880,190
532,000	Ameren Corp.	15,449,015	47,353,320
669,500	American Electric Power Co.
	Inc.	26,612,476	59,565,415
204,000	Avangrid Inc	7,862,999	10,175,520
236,000	Avista Corp.	5,443,394	10,027,640
432,500	Black Hills Corp	10,916,052	30,521,525
66,175	CMS Energy Corp.	758,331	4,304,684
448,000	Dominion Energy Inc.	24,393,220	35,194,880
17,200	DTE Energy Co.	1,354,067	2,056,088
286,000	Duke Energy Corp.	15,467,339	30,001,400
400,000	Edison International	13,749,668	27,300,000
9,900	Entergy Corp.	1,045,869	1,115,235
1,146,600	Evergy Inc	29,310,320	78,668,226
788,000	Eversource Energy	18,252,851	71,692,240
350,000	Exelon Corp.	11,170,347	20,216,000
357,500	FirstEnergy Corp.	9,704,795	14,868,425
176,000	Fortis Inc.	5,457,217	8,491,466
912,000	Hawaiian Electric Industries
	Inc.	21,743,174	37,848,000
40,500	IDACORP Inc	1,621,260	4,589,055
			Market
Shares		Cost	Value
303,000	MGE Energy Inc.	$9,166,303	$24,921,750
2,302,000	NextEra Energy Inc	34,405,411	214,914,720
265,000	NiSource Inc.	2,465,164	7,316,650
428,000	NorthWestern Corp.	11,549,346	24,464,480
785,000	OGE Energy Corp.	13,193,046	30,128,300
650,000	Otter Tail Corp.	15,271,626	46,423,000
256,000	PG&E Corp.†	2,465,807	3,107,840
320,000	Pinnacle West Capital Corp.	13,092,833	22,588,800
1,251,000	PNM Resources Inc.	14,549,542	57,058,110
109,500	Portland General Electric
	Co.	4,664,268	5,794,740
509,000	PPL Corp.	15,611,981	15,300,540
187,000	Public Service Enterprise
	Group Inc.	5,389,427	12,478,510
431,000	The Southern Co.	15,537,775	29,557,980
50,000	Unitil Corp.	1,433,085	2,299,500
586,000	WEC Energy Group Inc.	15,650,029	56,883,020
424,000	Xcel Energy Inc.	13,673,238	28,704,800
		422,025,533	1,106,053,549
	Electric Transmission and Distribution — 0.6%
64,000	Consolidated Edison Inc.	2,616,251	5,460,480
240	Generac Holdings Inc.†	99,550	84,461
360,000	Red Electrica Corp. SA	4,191,840	7,797,586
3,000	The Timken Co.	214,254	207,870
3,400	Uniper SE	38,231	161,804
		7,160,126	13,712,201
	Environmental Services — 0.2%
2,000	Pentair plc	80,455	146,060
1,000	Tetra Tech Inc.	81,453	169,800
80,236	Veolia Environnement SA	1,232,108	2,946,909
2,000	Waste Connections Inc.	265,977	272,540
		1,659,993	3,535,309
	Global Utilities — 2.0%
10,000	AES Brasil Energia SA	30,034	19,874
35,000	Chubu Electric Power Co.
	Inc.	554,399	368,773
20,000	E.ON SE	253,426	277,612
5,000	EDP - Energias de Portugal
	SA, ADR	134,159	273,850
165,000	Electric Power Development
	Co. Ltd.	3,955,985	2,190,342
20,800	Electricite de France SA	308,177	244,623
205,000	Emera Inc.	5,416,204	10,245,543
35,000	Enagas SA	916,226	812,889
100,000	Endesa SA	2,186,478	2,299,770
275,000	Enel SpA	1,458,294	2,206,015
75,000	Equinor ASA	1,693,070	2,009,016
560,000	Hera SpA	1,228,234	2,334,107
28,000	Hokkaido Electric Power Co.
	Inc.	274,460	124,872

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2021

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
8,000	Hokuriku Electric Power Co.	$84,777	$40,685
175,000	Huaneng Power
	International Inc., ADR	4,547,220	4,621,750
455,000	Iberdrola SA	3,878,042	5,392,562
50,000	Iberdrola SA, ADR	1,539,385	2,360,500
365,000	Korea Electric Power Corp.,
	ADR†	4,585,973	3,336,100
80,000	Kyushu Electric Power Co.
	Inc.	931,855	596,019
28,000	Shikoku Electric Power Co.
	Inc.	459,493	197,166
2,000	Snam SpA	8,967	12,068
19,000	The Chugoku Electric Power
	Co. Inc.	317,141	153,777
300,000	The Kansai Electric Power
	Co. Inc.	3,995,759	2,801,009
134,000	Tohoku Electric Power Co.
	Inc.	1,921,421	950,569
55,000	Tokyo Electric Power Co.
	Holdings Inc.†	208,402	142,006
		40,887,581	44,011,497
	Merchant Energy — 3.7%
120,000	NRG Energy Inc.	2,690,201	5,169,600
3,066,000	The AES Corp.	31,624,585	74,503,800
		34,314,786	79,673,400
	Natural Gas Integrated — 7.9%
4,000	DT Midstream Inc.	75,680	191,920
495,000	Energy Transfer LP	0	4,073,850
95,000	Hess Corp.	4,991,448	7,032,850
215,000	Kinder Morgan Inc	3,763,482	3,409,900
1,705,500	National Fuel Gas Co.	79,240,401	109,049,670
501,000	ONEOK Inc	1,807,351	29,438,760
354,000	UGI Corp.	7,448,117	16,252,140
		97,326,479	169,449,090

	Natural Gas Utilities — 6.4%
74,000	Atmos Energy Corp.	2,009,901	7,752,980
92,000	CenterPoint Energy Inc.	1,764,123	2,567,720
33,000	Chesapeake Utilities Corp.	583,021	4,811,730
386,000	Corning Natural Gas Holding
	Corp.(a)	3,648,648	9,395,240
100,000	Gulf Coast Ultra Deep
	Royalty Trust	8,000	1,600
25,000	Italgas SpA	150,555	172,255
125,000	National Grid plc	1,742,338	1,793,115
40,000	National Grid plc, ADR	2,408,508	2,892,800
14,000	New Jersey Resources
	Corp.	328,068	574,840
			Market
Shares		Cost	Value
435,000	Northwest Natural Holding
	Co.	$19,376,324	$21,219,300
143,000	ONE Gas Inc.	1,132,190	11,095,370
74,000	RGC Resources Inc.	932,476	1,702,740
141,000	South Jersey Industries Inc.	2,005,419	3,682,920
904,782	Southwest Gas Holdings
	Inc.	32,947,867	63,379,979
113,000	Spire Inc.	3,561,083	7,369,860
		72,598,521	138,412,449
	Natural Resources — 2.3%
21,500	Alliance Resource Partners
	LP	48,075	271,760
259,400	Cameco Corp.	2,559,371	5,657,514
35,000	CNX Resources Corp.†	303,296	481,250
10,000	Diamondback Energy Inc.	184,493	1,078,500
5,000	EOG Resources Inc.	356,182	444,150
682,000	Mueller Industries Inc.	14,573,862	40,483,520
		18,025,279	48,416,694
	Oil — 0.1%
27,000	BP plc, ADR	892,082	719,010
40,000	Devon Energy Corp.	364,972	1,762,000
		1,257,054	2,481,010
	Services — 1.1%
29,000	Dril-Quip Inc.†	584,760	570,720
570,000	Enbridge Inc.	12,541,788	22,275,600
15,000	Halliburton Co.	192,535	343,050
34,000	MDU Resources Group Inc.	738,008	1,048,560
		14,057,091	24,237,930
	Water — 3.9%
8,000	American States Water Co.	110,252	827,520
105,800	American Water Works Co.
	Inc.	2,301,376	19,981,388
5,000	California Water Service
	Group	90,622	359,300
12,000	Consolidated Water Co. Ltd.	124,534	127,680
461,000	Essential Utilities Inc.	7,508,341	24,751,090
9,000	Middlesex Water Co.	150,280	1,082,700
515,000	Severn Trent plc	13,060,180	20,542,896
138,000	SJW Group	3,168,687	10,101,600
87,000	The York Water Co.	1,205,281	4,330,860
50,000	United Utilities Group plc,
	ADR	1,339,663	1,470,500
		29,059,216	83,575,534
	TOTAL ENERGY AND
	UTILITIES	754,707,261	1,752,557,901

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2021

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS — 12.0%
	Business Services — 0.2%
890,000	Clear Channel Outdoor
	Holdings Inc.†	$1,568,142	$2,945,900

	Cable and Satellite — 3.9%
50,000	Altice USA Inc., Cl. A†	947,207	809,000
33,000	Charter Communications
	Inc., Cl. A†	2,410,807	21,515,010
27,000	Cogeco Communications
	Inc.	792,860	2,150,053
72,000	Cogeco Inc.	1,706,940	4,623,550
36,000	Comcast Corp., Cl. A	361,490	1,811,880
395,000	DISH Network Corp., Cl. A†	8,232,528	12,813,800
300,000	EchoStar Corp., Cl. A†	7,990,575	7,905,000
5,800	Liberty Broadband Corp.,
	Cl. C†	799,207	934,380
344,366	Liberty Global plc, Cl. A†	5,402,825	9,552,713
535,000	Liberty Global plc, Cl. C†	8,909,830	15,028,150
125,000	Liberty Latin America Ltd.,
	Cl. A†	1,750,677	1,457,500
61,483	Liberty Latin America Ltd.,
	Cl. C†	578,745	700,906
95,000	Rogers Communications
	Inc., Cl. B	2,719,524	4,524,850
10,000	Shaw Communications Inc.,
	Cl. B	121,953	303,400
38,000	TBS Holdings Inc	500,062	551,352
		43,225,230	84,681,544
	Telecommunications — 7.0%
535,000	BCE Inc.	14,756,565	27,841,400
80,000	Deutsche Telekom AG	1,221,792	1,484,604
565,000	Deutsche Telekom AG, ADR	7,160,341	10,458,150
1,448,000	Koninklijke KPN NV	4,219,107	4,500,536
480,000	Lumen Technologies Inc.	8,263,415	6,024,000
560,000	Nippon Telegraph &
	Telephone Corp.	6,900,265	15,335,130
12,000	Orange Belgium SA	274,601	271,874
300,000	Orascom Investment
	Holding, GDR	252,390	6,600
260,000	Pharol SGPS SA†	189,882	22,230
25,000	PLDT Inc., ADR	973,937	893,000
85,000	Proximus SA	2,372,603	1,658,681
2,000	PT Indosat Tbk	1,061	870
1,800,000	Singapore
	Telecommunications Ltd.	4,435,883	3,098,842
140,000	Sistema PJSC FC, GDR	621,222	868,000
120,000	Swisscom AG, ADR	4,382,549	6,770,400
10,000	Tele2 AB, Cl. B	158,627	142,870
100,000	Telecom Italia SpA, ADR	910,122	500,000
			Market
Shares		Cost	Value
215,000	Telefonica Brasil SA, ADR	$3,605,020	$1,859,750
140,000	Telefonica Deutschland
	Holding AG	519,051	389,071
300,000	Telefonica SA, ADR	2,844,268	1,272,000
1,000,000	Telekom Austria AG	7,767,364	8,675,370
335,000	Telenet Group Holding NV.	14,936,004	12,227,604
540,000	Telephone and Data
	Systems Inc.	14,454,786	10,881,000
120,000	Telesat Corp.†	5,737,200	3,440,400
6,000	Telesat Corp., New York†	181,920	172,020
60,000	Telesites SAB de CV	45,551	61,508
7,000	TELUS Corp.	120,962	164,852
30,000	TIM SA, ADR	468,969	349,200
1,230,000	VEON Ltd., ADR†	3,435,508	2,103,300
570,000	Verizon Communications
	Inc.	17,451,161	29,617,200
		128,662,126	151,090,462
	Wireless Communications — 0.9%
45,000	America Movil SAB de CV,
	Cl. L, ADR	583,150	949,950
11,000	Anterix Inc.†	441,888	646,360
200	Hutchison
	Telecommunications
	Hong Kong Holdings Ltd.	19	32
28,000	Millicom International
	Cellular SA†	1,235,513	796,600
46,000	Millicom International
	Cellular SA, SDR†	1,939,146	1,309,821
6,000	Mobile TeleSystems PJSC,
	ADR	74,643	47,700
81,993	SK Telecom Co. Ltd., ADR	2,383,764	2,186,753
400	SmarTone
	Telecommunications
	Holdings Ltd.	207	213
275,000	Turkcell Iletisim Hizmetleri
	A/S, ADR	2,418,232	987,250
310,000	United States Cellular
	Corp.†	13,247,822	9,771,200
200,000	Vodafone Group plc, ADR	4,108,548	2,986,000
		26,432,932	19,681,879
	TOTAL COMMUNICATIONS	199,888,430	258,399,785
	OTHER — 5.8%
	Aerospace — 0.1%
2,942	Allied Motion Technologies
	Inc.	95,998	107,354
1,400,000	Rolls-Royce Holdings plc†	2,305,467	2,328,539
		2,401,465	2,435,893
	Building and Construction — 0.5%
11,500	Acciona SA	1,072,985	2,200,891
10,000	Arcosa Inc.	549,035	527,000

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — December 31, 2021

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Building and Construction (Continued)
88,923	Johnson Controls
	International plc	$2,291,972	$7,230,329
25,000	Vantage Towers AG	748,759	916,493
		4,662,751	10,874,713
	Business Services — 0.0%
59,169	Macquarie Infrastructure
	Holdings LLC	791,321	215,967
10,000	Vectrus Inc.†	158,064	457,700
		949,385	673,667
	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	103,353	262,057

	Diversified Industrial — 0.1%
1,000	Alstom SA	31,457	35,544
44,000	Bouygues SA	1,525,292	1,577,460
1,205	L.B. Foster Co., Cl. A†	20,511	16,569
4,000	Trinity Industries Inc.	111,803	120,800
104,183	Twin Disc Inc.†	1,221,768	1,141,845
		2,910,831	2,892,218
	Electronics — 0.9%
32,500	Corning Inc.	362,693	1,209,975
5,000	Keysight Technologies Inc.†	445,400	1,032,550
300	Roper Technologies Inc.	75,135	147,558
133,000	Sony Group Corp., ADR	2,168,038	16,811,200
		3,051,266	19,201,283
	Entertainment — 0.2%
340,000	Grupo Televisa SAB, ADR	4,398,227	3,185,800

	Financial Services — 0.6%
100,000	Kinnevik AB, Cl. A†	1,879,991	3,813,550
1,500,000	Orascom Financial Holding
	SAE†	226,100	21,006
857,500	SDCL EDGE Acquisition
	Corp.†	8,575,000	8,514,975
		10,681,091	12,349,531
	Health Care— 0.0%
12,000	Tsumura & Co.	261,956	341,650

	Machinery — 1.9%
93,000	Astec Industries Inc.	3,235,400	6,442,110
62,465	Flowserve Corp.	2,008,701	1,911,429
64,000	The Gorman-Rupp Co.	1,463,249	2,851,200
4,000	Valmont Industries Inc	950,522	1,002,000
50,000	Welbilt Inc.†	1,185,800	1,188,500
223,500	Xylem Inc.	5,533,730	26,802,120
		14,377,402	40,197,359
			Market
Shares		Cost	Value
	Metals and Mining — 0.3%
75,000	Freeport-McMoRan Inc.	$765,271	$3,129,750
14,500	Vulcan Materials Co.	639,532	3,009,910
		1,404,803	6,139,660
	Transportation — 1.2%
240,000	GATX Corp.	6,713,798	25,005,600

	TOTAL OTHER	51,916,328	123,559,431
	TOTAL COMMON STOCKS	1,006,512,019	2,134,517,117

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	75,072	238,000

	MANDATORY CONVERTIBLE SECURITIES(b) — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding
	Corp., Ser. B,
	4.800%, 09/30/26(a)	1,120,500	1,571,400

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$13,838,000	U.S. Treasury Bills,
	0.005% to 0.060%††,
	01/20/22 to 04/28/22	13,836,782	13,836,884

	TOTAL INVESTMENTS —
	99.9%	$1,021,544,373	2,150,163,401
	Other Assets and Liabilities (Net) — 0.1%		2,539,493
	NET ASSETS — 100.0%		$2,152,702,894

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments, at value (cost $1,016,775,225)	$2,139,196,761
Investments in affiliates , at value (cost
$4,769,148)	10,966,640
Cash	14,514
Receivable for Fund shares sold	2,294,768
Receivable for investments sold	1,144,102
Dividends receivable	3,802,221
Prepaid expenses	63,922
Total Assets	2,157,482,928
Liabilities:
Payable for investments purchased	424,004
Payable for Fund shares redeemed	1,395,117
Payable for investment advisory fees	1,786,496
Payable for distribution fees	623,634
Payable for accounting fees	3,750
Payable for shareholder services fees	284,415
Other accrued expenses	262,618
Total Liabilities	4,780,034
Net Assets
(applicable to 306,606,740 shares
outstanding)	$2,152,702,894
Net Assets Consist of:
Paid-in capital	$1,040,692,100
Total distributable earnings	1,112,010,794
Net Assets	$2,152,702,894
Shares of Beneficial Interest, each at $0.001 par
value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption
price per share ($304,539,704 ÷ 38,181,764
shares outstanding)	$7.98
Class A:
Net Asset Value and redemption price per
share ($1,079,496,719 ÷ 132,155,205
shares outstanding)	$8.17
Maximum offering price per share (NAV ÷
0.9425, based on maximum sales charge of
5.75% of the offering price).	$8.67
Class C:
Net Asset Value and offering price per share
($403,372,658 ÷ 93,990,977 shares
outstanding)	$4.29	(a)
Class I:
Net Asset Value, offering, and redemption
price per share ($365,293,813 ÷ 42,278,794
shares outstanding)	$8.64
Statement of Operations
For the Year Ended December 31, 2021

Investment Income:
Dividends - unaffiliated (net of foreign withholding
taxes of $1,447,480)	$63,446,620
Dividends - affiliated	290,223
Interest	24,855
Total Investment Income	63,761,698
Expenses:
Investment advisory fees	20,434,311
Distribution fees - Class AAA	717,968
Distribution fees - Class A	2,509,389
Distribution fees - Class C	4,217,852
Shareholder services fees	1,319,935
Shareholder communications expenses	375,663
Custodian fees	200,455
Trustees’ fees	137,000
Registration expenses	118,831
Legal and audit fees	58,853
Accounting fees	45,000
Interest expense	6,531
Miscellaneous expenses	101,866
Total Expenses	30,243,654
Less:
Advisory fee reduction on unsupervised assets
(See Note 3)	(32,932)
Expenses paid indirectly by broker (See Note 6)	(15,802)
Total Credits and Reimbursements	(48,734)
Net Expenses	30,194,920
Net Investment Income	33,566,778
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	36,494,240
Net realized gain on investments - affiliated	29,918
Net realized loss on foreign currency transactions	(32,395)

Net realized gain on investments and foreign
currency transactions.	36,491,763
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	249,329,095
on investments - affiliated	3,734,018
on foreign currency translations	(29,471)

Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	253,033,642
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency	289,525,405
Net Increase in Net Assets Resulting from
Operations	$323,092,183

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020

Operations:
Net investment income	$33,566,778	$29,474,886
Net realized gain on investments and foreign currency transactions	36,491,763	24,385,581
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	253,033,642	(155,525,137)
Net Increase/(Decrease) in Net Assets Resulting from Operations	323,092,183	(101,664,670)
Distributions to Shareholders:
Accumulated earnings
Class AAA	(8,875,506)	(7,450,748)
Class A	(30,313,139)	(24,102,461)
Class C	(20,526,342)	(18,592,941)
Class I	(10,271,730)	(8,753,059)
	(69,986,717)	(58,899,209)
Return of capital
Class AAA	(23,297,246)	(23,876,095)
Class A	(79,769,414)	(77,886,633)
Class C	(62,418,965)	(71,988,712)
Class I	(24,185,114)	(24,950,899)
	(189,670,739)	(198,702,339)
Total Distributions to Shareholders	(259,657,456)	(257,601,548)

Shares of Beneficial Interest Transactions:
Class AAA	20,017,580	(3,680,741)
Class A	101,592,658	76,155,496
Class C	(15,866,029)	(50,459,934)
Class I	49,126,395	(18,464,562)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	154,870,604	3,550,259
Redemption Fees	23,521	9,821
Net Increase/(Decrease) in Net Assets	218,328,852	(355,706,138)
Net Assets:
Beginning of year	1,934,374,042	2,290,080,180
End of year	$2,152,702,894	$1,934,374,042

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2021	$7.60	$0.14	$1.12	$1.26	$(0.12)	$(0.05)	$(0.71)	$(0.88)	$0.00	$7.98	17.49%	$304,540	1.76%	1.36	%(d)	3%
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63	1.37	(d)	2
2019	8.20	0.13	1.36	1.49	(0.11)	(0.05)	(0.69)	(0.85)	0.00	8.84	18.75	319,670	1.52	1.37		3
2018	9.23	0.14	(0.33)	(0.19)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.20	(2.15)	288,322	1.57	1.37		1
2017	9.26	0.15	0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.23	8.93	350,709	1.58	1.37		2
Class A
2021	$7.77	$0.14	$1.14	$1.28	$(0.12)	$(0.05)	$(0.71)	$(0.88)	$0.00	$8.17	17.35%	$1,079,497	1.76%	1.36	%(d)	3%
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64	1.37	(d)	2
2019	8.35	0.14	1.37	1.51	(0.11)	(0.05)	(0.69)	(0.85)	0.00	9.01	18.66	990,134	1.53	1.37		3
2018	9.37	0.15	(0.33)	(0.18)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.35	(2.00)	723,943	1.58	1.37		1
2017	9.40	0.15	0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.37	8.79	837,684	1.57	1.37		2
Class C
2021	$4.50	$0.04	$0.63	$0.67	$(0.10)	$(0.05)	$(0.73)	$(0.88)	$0.00	$4.29	16.32%	$403,372	1.00%	2.11	%(d)	3%
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86	2.12	(d)	2
2019	5.57	0.04	0.90	0.94	(0.08)	(0.05)	(0.72)	(0.85)	0.00	5.66	17.67	614,757	0.76	2.12		3
2018	6.58	0.05	(0.22)	(0.17)	(0.08)	(0.07)	(0.69)	(0.84)	0.00	5.57	(2.74)	641,273	0.82	2.12		1
2017	6.88	0.06	0.48	0.54	(0.09)	(0.07)	(0.68)	(0.84)	0.00	6.58	8.04	776,370	0.83	2.12		2
Class I
2021	$8.15	$0.17	$1.20	$1.37	$(0.14)	$(0.05)	$(0.69)	$(0.88)	$0.00	$8.64	17.66%	$365,294	2.01%	1.11	%(d)	3%
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88	1.12	(d)	2
2019	8.64	0.17	1.42	1.59	(0.14)	(0.05)	(0.66)	(0.85)	0.00	9.38	18.97	365,519	1.78	1.12		3
2018	9.65	0.18	(0.35)	(0.17)	(0.14)	(0.07)	(0.63)	(0.84)	0.00	8.64	1.84	286,246	1.84	1.12		1
2017	9.63	0.18	0.68	0.86	(0.15)	(0.07)	(0.62)	(0.84)	0.00	9.65	9.11	272,376	1.81	1.12		2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements

1.  Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust and commenced operations on August 31, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

		Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities (a)	$1,752,557,901	—	$1,752,557,901
Communications
Telecommunications	147,650,062	$3,440,400	151,090,462
Other Industries (a)	107,309,323	—	107,309,323
Other (a)	123,559,431	—	123,559,431
Total Common Stocks	2,131,076,717	3,440,400	2,134,517,117
Closed-End Funds	—	238,000	238,000
Mandatory Convertible Securities (a)	—	1,571,400	1,571,400
U.S. Government Obligations	—	13,836,884	13,836,884
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,131,076,717	$19,086,684	$2,150,163,401

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2021 or 2020.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2021, the Fund did not hold any restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax treatment of prior year post financial statement adjustments. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2021, reclassifications were made to decrease paid-in capital by $1,019,887, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$35,155,863	$33,274,077
Long term capital gains	34,830,854	25,625,132
Return of capital	189,670,739	198,702,339
Total distributions paid	$259,657,456	$257,601,548

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2021, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$1,112,010,794

At December 31, 2021, the temporary differences between book basis and tax basis net unrealized appreciation/ depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes, tax basis adjustments on investments in partnerships, and mark-to-market adjustments on investments in passive foreign investment companies.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,038,152,695	$1,171,842,797	$(59,832,091)	$1,112,010,706

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2021, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Loral Space & Communications Inc. and the Adviser reduced its fee with respect to such securities by $32,932.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2021, other than short term securities and U.S. Government obligations, aggregated $67,324,075 and $146,911,063, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2021, the Fund paid $11,132 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $785,071 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

During the year ended December 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $15,802.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2021, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2021, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2021 was $1,722,929 with a weighted average interest rate of 1.37%. The maximum amount borrowed at any time during the year ended December 31, 2021 was $4,171,000.

8.  Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2021 and 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,004,997	$47,160,027	5,390,626	$41,030,574
Shares issued upon reinvestment of distributions	3,724,522	29,036,981	3,734,092	28,144,930
Shares redeemed	(7,175,559)	(56,179,428)	(9,675,327)	(72,856,245)
Net increase/(decrease)	2,553,960	$20,017,580	(550,609)	$(3,680,741)
Class A
Shares sold	24,912,274	$199,184,124	25,449,270	$200,062,870
Shares issued upon reinvestment of distributions	12,764,512	101,813,253	12,211,870	93,813,336
Shares redeemed	(24,902,482)	(199,404,719)	(28,227,143)	(217,720,710)
Net increase	12,774,304	$101,592,658	9,433,997	$76,155,496
Class C
Shares sold	16,572,559	$74,038,147	13,426,422	$64,898,790
Shares issued upon reinvestment of distributions	18,130,427	79,499,627	17,350,535	80,284,422
Shares redeemed	(38,314,425)	(169,403,803)	(41,804,570)	(195,643,146)
Net decrease	(3,611,439)	$(15,866,029)	(11,027,613)	$(50,459,934)
Class I
Shares sold	10,286,127	$87,001,554	11,097,579	$92,050,031
Shares issued upon reinvestment of distributions	3,986,219	33,510,804	3,740,582	30,049,220
Shares redeemed	(8,473,808)	(71,385,963)	(17,331,585)	(140,563,813)
Net increase/(decrease)	5,798,538	$49,126,395	(2,493,424)	$(18,464,562)

9.  Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended December 31, 2021 is set forth below:

	Market					Market
	Value at				Change In	Value at		Percent
	December 31,		Sales	Realized	Unrealized	December 31,	Dividend	Owned of
	2020	Purchases	Proceeds	Gain	Appreciation	2021	Income	Shares
Corning Natural Gas Holding Corp.	$6,003,072	—	$66,668	$29,918	$3,428,918	$9,395,240	$236,223	12.52%
Corning Natural Gas Holding Corp., Ser. B, 4.800%	1,266,300	—	—	—	305,100	1,571,400	54,000	22.11%
Total				$29,918	$3,734,018	$10,966,640	$290,223

10.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued)

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

The Gabelli Utilities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Utilities Fund (the “Fund”), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli/GAMCO Funds investment companies since 1992.

Philadelphia, Pennsylvania

February 28, 2022

The Gabelli Utilities Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Utilities Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580-1422.

		Number of
		Funds
	Term of Office	in Fund
Name, Position(s)	and	Complex
Address[1]	Length of	Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[3]
INTERESTED TRUSTEES[4]:

Mario J. Gabelli, CFA Trustee Age: 79	Since 1999	31	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)

INDEPENDENT TRUSTEES[5]:
Anthony J. Colavita[6] Trustee Age: 86	Since 1999	18	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright6 Trustee Age: 78	Since 1999	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of The LGL Group, Inc. (diversified manufacturing) (2011-2014)

Mary E. Hauck Trustee Age: 79	Since 2000	9	Retired Senior Manager of the Gabelli- O’Connor Fixed Income Mutual Funds Management Company	—

Kuni Nakamura Trustee Age: 53	Since 2009	34	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate); Trustee on Long Island University Board of Trustees	—

Werner J. Roeder Trustee Age: 81	Since 1999	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

The Gabelli Utilities Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s)	Term of Office
Address[1]	and Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President Age: 70	Since 1999	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC

John C. Ball Treasurer Age: 45	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020

Peter Goldstein Secretary and Vice President Age: 68	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz Chief Compliance Officer Age: 62	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Officer for Gabelli Funds, LLC since 2015

Daniel Plourde Vice President Age: 41	Since 2021	Vice President of registered investment companies within the Fund Complex since 2021; Assistant Treasurer of the North American SPDR ETFs and State Street Global Advisors Mutual Funds (2017-2021); Fund Administration at State Street Bank (2009-2017)

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For Officers, includes time served in other officer positions with the Fund.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

[6]	Mr. Colavita’s son, Anthony S. Colavita, serves as a director of other funds in the Gabelli/GAMCO Fund Complex. Mr. Enright is a Director of the LGL Group, Inc., which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

The Gabelli Utilities Fund

2021 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2021, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gain) totaling $0.11438, $0.11207, $0.12695, and $0.12623 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $34,830,854 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2021, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.04% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Recharacterization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distributions as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2021 which was derived from U.S. Treasury securities was 0.00%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2021. The percentage of U.S. Government securities held as of December 31, 2021 was 0.6%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the Firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in Business Administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior
Portfolio Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

Bruce N. Alpert
President

John C. Ball
Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q421AR

GABELLI
FUNDS

THE GABELLI UTILITIES FUND

Annual Report
December 31, 2021

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,200 for 2020 and $32,200 for 2021.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2020 and $3,800 for 2021. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,508 for 2020 and $1,292 for 2021. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $44,550 for 2020 and $44,950 for 2021.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	March 9, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2022

* Print the name and title of each signing officer under his or her signature.